Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Right of Use Asset, Net	Right of use asset, net
	As at December 31,
	2023	2022
Right of use asset	2,980,106	2,826,607
Accumulated depreciation	(1,612,996)	(1,377,029)
Impairment	(5,857)	(6,109)
Total right of use asset, net	1,361,253	1,443,469

Schedule of Movement of Right of Use Asset and Depreciation	The movement of right of use asset and depreciation thereof, during the reporting periods, is shown below:
Cost
Balance at December 31, 2021	2,553,975
Increases from new contracts	174,190
Increases from new contracts paid in advance	7,002
Remeasurements from existing contracts (1)	137,047
Derecognition, reversal and disposal (2)	(166,587)
Hyperinflation adjustments	2,149
Effect of exchange differences on the translation into presentation currency	118,831
Balance at December 31, 2022	2,826,607
Increase from new contracts	63,642
Increases from new contracts paid in advance	1,820
Remeasurements from existing contracts (1)	185,514
Derecognition, reversal and disposal (2)	(43,423)
Hyperinflation adjustments	(693)
Effect of exchange differences on the translation into presentation currency	(98,456)
Other changes	45,095
Balance at December 31, 2023	2,980,106
Accumulated depreciation
Balance at December 31, 2020	984,345
Depreciation	214,930
Remeasurements from existing contracts (1)	(320)
Derecognition and disposal (2)	(27,746)
Effect of exchange differences on the translation into presentation currency	12,254
Balance at December 31, 2021	1,183,463
Depreciation	242,119
Remeasurements from existing contracts (1)	(1,190)
Derecognition and disposal (2)	(105,459)
Hyperinflation adjustments	517
Effect of exchange differences on the translation into presentation currency	57,579
Balance at December 31, 2022	1,377,029
Depreciation	280,239
Derecognition and disposal (2)	(28,806)
Hyperinflation adjustments	(90)
Effect of exchange differences on the translation into presentation currency	(50,625)
Other changes	35,249
Balance at December 31, 2023	1,612,996
Impairment
Balance at December 31, 2020	-
Impairment loss	-
Effect of exchange differences on the translation into presentation currency	-
Balance at December 31, 2021	-
Impairment loss	5,236
Effect of exchange differences on the translation into presentation currency	873
Balance at December 31, 2022	6,109
Impairment loss	1,038
Effect of exchange differences on the translation into presentation currency	(1,290)
Balance at December 31, 2023	5,857
(1)	Mainly results from the extension of contract terms, indexation or lease modifications.
(2)	Mainly results from the early termination of lease contracts.

Schedule of Cost of Right of Use Asset	The cost of right of use asset by class of underlying asset is shown below:
	As at December 31,
	2023	2022
Buildings	2,948,056	2,782,432
Vehicles	18,950	24,771
Lands	7,540	9,128
Equipment	5,560	10,276
Total	2,980,106	2,826,607

Schedule of Accumulated of Depreciation of Right of Use Assets	Accumulated of depreciation of right of use assets by class of underlying asset is shown below:
	As at December 31,
	2023	2022
Buildings	1,594,867	1,357,351
Vehicles	8,845	10,182
Equipment	4,796	4,742
Lands	4,488	4,754
Total accumulated depreciation	1,612,996	1,377,029

Schedule of Depreciation Expense	Depreciation expense by class of underlying asset is shown below:
	Year ended December 31,
	2023	2022	2021
Buildings	273,146	234,907	206,666
Vehicles	4,487	4,876	5,903
Equipment	1,878	1,705	1,932
Lands	728	631	429
Total depreciation expense	280,239	242,119	214,930

Schedule of Lease Liabilities	Lease liabilities
	As at December 31,
	2023	2022
Lease liabilities	1,567,959	1,655,955
Current	282,180	263,175
Non-current	1,285,779	1,392,780

Schedule of Movement in Lease Liabilities	The movement in lease liabilities is as shown:
Balance at December 31, 2020	1,542,895
Additions	96,738
Accrued interest	94,555
Remeasurements	171,083
Terminations	(15,406)
Payments of lease liabilities including interests	(315,739)
Effect of exchange differences on the translation into presentation currency	20,601
Other	(84)
Balance at December 31, 2021	1,594,643
Additions	174,190
Accrued interest	99,324
Remeasurements	138,237
Terminations	(66,937)
Payments of lease liabilities including interests	(363,316)
Effect of exchange differences on the translation into presentation currency	79,950
Other	(136)
Balance at December 31, 2022	1,655,955
Additions	63,642
Accrued interest	126,167
Remeasurements	185,514
Terminations	(8,365)
Payments of lease liabilities including interests	(396,399)
Effect of exchange differences on the translation into presentation currency	(58,555)
Balance at December 31, 2023	1,567,959

Schedule of Future Lease Liability Payments	Below are the future lease liability payments at December 31, 2023:
Up to one year	378,806
From 1 to 5 years	938,113
More than 5 years	766,452
Minimum lease liability payments	2,083,371
Future financing (expenses)	(515,412)
Total minimum net lease liability payments	1,567,959

Schedule of Variable Lease Payments	Variable lease payments apply to some of Exito Group’s property leases and are detailed below:
	Year ended December 31,
	2023	2022	2021
Variable lease payments	65,215	54,711	39,768
Short term leases	5,959	11,288	9,896
Total	71,174	65,999	49,664

Schedule of Future Minimum Instalments Under Non-Cancellable Operating Lease	Total future minimum instalments under non-cancellable operating lease agreements at the reporting dates are:
	Year ended December 31,
	2023	2022	2021
Up to one year	265,057	227,423	204,750
From 1 to 5 years	317,010	270,281	244,942
More than 5 years	171,528	163,414	153,603
Total minimum instalments under non-cancellable operating leases	753,595	661,118	603,295